Taxes - Deferred tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Disclosure Of Taxes [Line Items]
Opening balance	$ 6,034,706		$ 5,480,516	$ 2,541,484
Profit or loss	(1,854,603)		928,517	2,409,079
Profit or loss	(1,854,603)		928,517
OCI	1,535,151		89,526	656,835
Increase in shareholding in Invercolsa				(98,005)
Increase due to business combination ISA	(7,877,297)		(383,346)	(98,005)
Foreign currency translation	371,471	$ 1,192,108	(80,507)	(28,877)
Deferred tax recognised on dividends	(35,033)
Closing balance	(1,825,605)		6,034,706	5,480,516
Property plant and equipment and Natural and environmental resources
Disclosure Of Taxes [Line Items]
Opening balance	(4,267,873)		(3,040,436)	(2,304,140)
Profit or loss	(366,273)		(844,091)	(736,296)
Increase due to business combination ISA	(3,791,350)		(383,346)
Closing balance	(8,425,496)		(4,267,873)	(3,040,436)
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Opening balance	4,478,606		2,550,816	1,002,062
Profit or loss	(78,852)		1,927,790	1,548,754
OCI	0		0	0
Increase due to business combination ISA	0
Closing balance	4,399,754		4,478,606	2,550,816
Provisions [Member]
Disclosure Of Taxes [Line Items]
Opening balance	3,187,850		2,404,032	1,994,762
Profit or loss	841,700		783,818	409,270
OCI	0		0	0
Increase due to business combination ISA	0
Closing balance	4,029,550		3,187,850	2,404,032
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Opening balance	1,874,242		1,875,872	1,161,860
Profit or loss	183,429		39,608	(57,343)
OCI	(679,510)		(41,238)	771,355
Closing balance	1,378,161		1,874,242	1,875,872
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Opening balance	(10,626)		711,503	365,646
Profit or loss	24,400		(722,129)	345,857
OCI	0		0	0
Increase due to business combination ISA	0
Closing balance	13,774		(10,626)	711,503
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Opening balance	183,843		139,410	79,591
Profit or loss	(94,922)		44,433	59,819
Increase due to business combination ISA	(4,118,455)
Closing balance	(4,029,534)		183,843	139,410
Goodwill [member]
Disclosure Of Taxes [Line Items]
Opening balance	(366,346)		(363,968)	(404,394)
Profit or loss	(39,627)		(2,378)	40,426
Increase due to business combination ISA	(374,220)
Closing balance	(780,193)		(366,346)	(363,968)
Others.
Disclosure Of Taxes [Line Items]
Opening balance	47,269		(15,189)	(143,717)
Profit or loss	(4,982,668)		12,201	369,930
OCI	2,214,661		130,764	(114,520)
Increase in shareholding in Invercolsa				(98,005)
Increase due to business combination ISA	1,056,776
Foreign currency translation	371,471		(80,507)	(28,877)
Deferred tax recognised on dividends	(35,033)
Closing balance	(1,327,524)		47,269	(15,189)
Borrowings and other financial liabilities
Disclosure Of Taxes [Line Items]
Opening balance	846,019		920,203	827,452
Profit or loss	2,539,369		(74,184)	92,751
OCI	0		0	0
Increase due to business combination ISA	(650,048)
Closing balance	2,735,340		846,019	920,203
Excess presumptive income
Disclosure Of Taxes [Line Items]
Opening balance	61,722		298,273	(37,638)
Profit or loss	118,841		(236,551)	335,911
OCI	0		0	0
Increase due to business combination ISA	0
Closing balance	$ 180,563		$ 61,722	$ 298,273